Expense Example, No Redemption - American Funds Global Balanced Fund	Oct. 31, 2024 USD ($)
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 158
Expense Example, No Redemption, 3 Years	490
Expense Example, No Redemption, 5 Years	845
Expense Example, No Redemption, 10 Years	1,646
Class 529-C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	162
Expense Example, No Redemption, 3 Years	502
Expense Example, No Redemption, 5 Years	866
Expense Example, No Redemption, 10 Years	$ 1,417